Consolidated Statements of Partners Capital (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Unitholders [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Comprehensive Income (Loss) [Member]
Balance at Sep. 27, 2008	$ 217,895	$ 262,050	$ (44,155)
Balance (in units) at Sep. 27, 2008		32,725,000
Net income	165,238	165,238		165,238
Other comprehensive income:
Net unrealized losses on cash flow hedges	(4,079)		(4,079)	(4,079)
Reclassification of realized losses on cash flow hedges into earnings	3,088		3,088	3,088
Amortization of net actuarial losses and prior service credits into earnings and net change in funded status of benefit plans	(16,142)		(16,142)	(16,142)
Recognition in earnings of net actuarial loss for pension settlement	0
Total comprehensive income				148,105
Partnership distributions	(106,740)	(106,740)
Common Units issued under Restricted Unit Plans (in units)		72,000
Common Units issued under Restricted Unit Plans	95,880	95,880
Sale of Common Units under public offering, net of offering expenses (in units)		2,431,000
Compensation cost recognized under Restricted Unit Plans, net of forfeitures	2,396	2,396
Balance at Sep. 26, 2009	357,536	418,824	(61,288)
Balance (in units) at Sep. 26, 2009		35,228,000
Net income	115,316	115,316		115,316
Other comprehensive income:
Net unrealized losses on cash flow hedges	(5,706)		(5,706)	(5,706)
Reclassification of realized losses on cash flow hedges into earnings	3,597		3,597	3,597
Amortization of net actuarial losses and prior service credits into earnings and net change in funded status of benefit plans	3,353		3,353	3,353
Recognition in earnings of net actuarial loss for pension settlement	2,818		2,818	2,818
Total comprehensive income				119,378
Partnership distributions	(118,263)	(118,263)
Common Units issued under Restricted Unit Plans (in units)		90,000
Compensation cost recognized under Restricted Unit Plans, net of forfeitures	4,005	4,005
Balance at Sep. 25, 2010	362,656	419,882	(57,226)
Balance (in units) at Sep. 25, 2010		35,318,000
Net income	114,966	114,966		114,966
Other comprehensive income:
Net unrealized losses on cash flow hedges	(1,177)		(1,177)	(1,177)
Reclassification of realized losses on cash flow hedges into earnings	2,881		2,881	2,881
Amortization of net actuarial losses and prior service credits into earnings and net change in funded status of benefit plans	(4,394)		(4,394)	(4,394)
Recognition in earnings of net actuarial loss for pension settlement	0
Total comprehensive income				112,276
Partnership distributions	(120,636)	(120,636)
Common Units issued under Restricted Unit Plans (in units)		111,000
Compensation cost recognized under Restricted Unit Plans, net of forfeitures	3,922	3,922
Balance at Sep. 24, 2011	358,218	418,134	(59,916)
Balance (in units) at Sep. 24, 2011		35,429,000
Net income	72,805	72,805		72,805
Other comprehensive income:
Net unrealized losses on cash flow hedges	(378)		(378)	(378)
Reclassification of realized losses on cash flow hedges into earnings	1,338		1,338	1,338
Total comprehensive income				76,155
Partnership distributions	(60,490)	(60,490)
Common Units issued under Restricted Unit Plans (in units)		72
Compensation cost recognized under Restricted Unit Plans, net of forfeitures	2,350	2,350
Balance at Mar. 24, 2012	$ 376,233	$ 432,799	$ (56,566)
Balance (in units) at Mar. 24, 2012		35,501